Restatement of Financial Statements (Details) - Schedule of balance sheet (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Preferred stock par value	$ 0.001	$ 0.001
Common stock par value	0.001	0.001
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock par value	0.0001	0.001
Preferred stock par value	0.001	0.001
Common stock par value	$ 0.001	$ 0.001